Product Warranties - Summary of Changes in Product Warranty Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 52.8	$ 46.6	$ 45.3
(Decrease) increase for product warranties accrual	(0.8)	13.1	17.0
Acquired during the period	0.5	0.0	0.0
Settlements made in cash or in kind	(5.9)	(6.9)	(15.7)
Balance at end of period	$ 46.6	$ 52.8	$ 46.6